Contract Assets, Net - Schedule of Contract Assets, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Contract Assets, Net [Abstract]
Contract assets	$ 224,452	$ 604,423	$ 225,610
Less: allowance for expected credit loss	(3,421)	(8,553)	$ (2,193)
Contract assets, net	$ 221,031	$ 595,870